OPERATING LEASES - Rental Income (Details) $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) vessel	Jan. 31, 2019 vessel	Dec. 31, 2018 USD ($) vessel	Sep. 30, 2018 vessel	Jul. 31, 2018 vessel
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter			1
Vessels on variable rate time charter	2		2	1	1
Lessor, Operating Lease, Term of Contract				6 months	1 year
Vessels on fixed rate time charter with profit sharing clause	1	1
LR2 tanker
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter	1
Suzemax Tanker
Lessor, Lease, Description [Line Items]
Vessels on fixed rate time charter	1
Assets leased to others
Lessor, Lease, Description [Line Items]
Vessels, gross | $	$ 288.7		$ 158.8
Accumulated depreciation | $	47.5		$ 12.3
LR2 tanker
Lessor, Lease, Description [Line Items]
Charter income | $	1.5
Suzemax Tanker
Lessor, Lease, Description [Line Items]
Charter income | $	$ 3.6